Share Based Compensation (PSU Rollforward) (Details) (Performance Share Units [Member}, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Performance Share Units [Member}
Summary of performance share units
Unvested units, beginning of year	0	0
Granted during the year	333	0
Vested during the year	0	0
Forfeited during the year	0	0
Unvested units, end of year	333	0
Weighted average grant date fair value, beginning of year	$ 0	$ 0
Weighted average grant date fair value, granted during the year	$ 20.04	$ 0
Weighted average grant date fair value, vested during the year	$ 0	$ 0
Weighted average grant date fair value, forfeited during the year	$ 0	$ 0
Weighted average grant date fair value, end of year	$ 20.04	$ 0